As filed with the Securities and Exchange Commission on June 27, 2008
                                     Investment Company Act File Number 811-8591



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)



                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)




Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2008

ITEM 1: SCHEDULE OF INVESTMENTS


PAX WORLD Money Market Fund, Inc.
Statement of Net Assets
April 30, 2008
(Unaudited)



 FACE                                                                             MATURITY         CURRENT
AMOUNT                                                                              DATE            YIELD (a)             VALUE (b)
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: 3.30%
 $  5,000,000   Fortis Bank                                                        05/07/08          3.74%             $  4,996,917
-------------                                                                                                          ------------
    5,000,000   Total Commercial Paper                                                                                    4,996,917
-------------                                                                                                          ------------

DOMESTIC CERTIFICATE OF DEPOSIT: 3.30%
 $  5,000,000   Wilmington Trust                                                   06/19/08          3.00%             $  5,000,000
-------------                                                                                                          ------------
    5,000,000   Total Domestic Certificate of Deposit                                                                     5,000,000
-------------                                                                                                          ------------

FOREIGN COMMERCIAL PAPER: 3.28%
 $  5,000,000   Anglo Irish Bank Corporation                                       07/29/08          3.03%             $  4,962,793
-------------                                                                                                          ------------
    5,000,000   Total Foreign Commercial Paper                                                                            4,962,793
-------------                                                                                                          ------------

REPURCHASE AGREEMENT, OVERNIGHT: 46.20%
$  35,000,000   Banc of America Securities, LLC, Purchased on
                04/30/08, Repurchase proceeds at maturity
                $35,001,867 (Collateralized by $35,835,000,
                FHLB, 2.190%, due 01/28/09 value $35,704,979)                      05/01/08          1.92%             $ 35,000,000
   35,000,000   UBS AG, Purchased on 04/30/08, Repurchase
                proceeds at maturity $35,001,915 (Collateralized
                by $34,465,000, FCS1, 0.000 % to 6.320%,
                due 07/15/08 to 01/03/17, FCSB, 5.000%, due
                05/03/16, value $35,704,129)                                       05/01/08          1.97                35,000,000
-------------                                                                                                          ------------
   70,000,000   Total Repurchase Agreement, Overnight                                                                    70,000,000
-------------                                                                                                          ------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 23.10%
$   5,000,000   Federal Home Loan Bank                                             03/04/09          3.00%             $  5,000,000
    5,000,000   Federal Home Loan Bank                                             04/01/09          2.32                 5,000,000
    5,000,000   Federal Home Loan Bank                                             04/07/09          2.45                 5,000,000
   10,000,000   Federal Home Loan Bank                                             11/28/08          4.57                10,000,000
   10,000,000   Federal Home Loan Mortgage Corporation                             03/30/09          3.00                10,000,000
-------------                                                                                                          ------------
   35,000,000   Total U.S. Government Agency Medium Term Notes                                                           35,000,000
-------------                                                                                                          ------------

VARIABLE RATE DEMAND INSTRUMENTS: (c) 2.78%
$     540,000   Jake Sweeney Automotive, Inc.
                LOC Firstar Bank                                                   04/01/10          3.40%             $    540,000
    3,665,000   Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex) - Series 1996B
                LOC Amsouth Bank                                                   09/01/11          3.15                 3,665,000
-------------                                                                                                          ------------
    4,205,000   Total Variable Rate Demand Instruments                                                                    4,205,000
-------------                                                                                                          ------------

YANKEE CERTIFICATES OF DEPOSIT: 13.20%
$   5,000,000   Bank of Montreal                                                   06/17/08          2.15%             $  5,000,000
    5,000,000   Royal Bank of Scotland                                             05/07/08          3.10                 5,000,008
    5,000,000   Svenska Handelsbanken                                              06/03/08          4.90                 5,000,201
    5,000,000   Union Bank of Switzerland                                          06/10/08          2.98                 5,000,000
-------------                                                                                                          ------------
   20,000,000   Total Yankee Certificates of Deposit                                                                     20,000,209
-------------                                                                                                          ------------
                Total Investments (95.16%) (Cost $ 144,164,919)                                                         144,164,919
                Cash And Other Assets, Net of Liabilities (4.84%)                                                         7,333,009
                                                                                                                       ------------
                Net Assets (100.00%)                                                                                   $151,497,928
                                                                                                                       ============

                Net Asset Value, offering and redemption price per share:
                Institutional Shares,                         93,515,495  shares outstanding                           $       1.00
                                                                                                                       ============
                Individual Investor Shares,                   36,001,864  shares outstanding                           $       1.00
                                                                                                                       ============
                MMA Praxis Shares,                            21,986,881  shares outstanding                           $       1.00
                                                                                                                       ============


Note 1: Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Finanical Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liabily based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the ircumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

Level 1-quoted prices in active markets for identical investments.

Level 2-other significant observable inputs (including quoted prices for prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3-significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk asssociated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund's investments:

                                                           Investment in
Valuation Inputs                                            Securities
-----------------------------------------------------------------------------

Level 1                                                   $          -
Level 2                                                    144,164,919
Level 3                                                              -
                                                          ------------
                                                           144,164,919
FOOTNOTES:

(a) The interest rate shown reflects the security's yield, unless yield is not available, in which case the current coupon is reflected.

(b) Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortize/d on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment..

(c) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.




KEY:
FCSB    =  Federal Farm Credit Bank Consolidated System-wide Bonds
FCS1    =  Federal Farm Credit Bank Debentures
FHLB    =  Federal Home Loan Bank
LOC     =  Letter of Credit
RB      =  Revenue Bond


ITEM 2:  CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

By (Signature and Title)*    /s/Christine Manna
                                Christine Manna, Secretary

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Joseph Keefe
                             Joseph Keefe, President

Date:  June 27, 2008


By (Signature and Title)* /s/Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  June 27, 2008

* Print the name and title of each signing officer under his or her signature.